Fixed assets - Depreciation and amortization - Intangible assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Depreciation and amortization	€ (2,256)	€ (2,138)	€ (2,195)
Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Depreciation and amortization	(1,447)	(1,340)	(1,318)
Licences [member]
Disclosure of detailed information about intangible assets [line items]
Depreciation and amortization	(532)	(490)	(522)
Customer-related intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Depreciation and amortization	(127)	(126)	(126)
Other brands [member]
Disclosure of detailed information about intangible assets [line items]
Depreciation and amortization	(8)	(13)	(40)
Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Depreciation and amortization	€ (142)	€ (169)	€ (189)